Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of Geographical information
Geographical information for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Years ended December 31,
	2022	2023	2024
	Revenue	Revenue	Revenue
United States	$24,291	$24,992	$25,142
Americas_Others	3,286	4,937	6,669
Europe	9,172	13,777	16,586
Asia-Pacific	9,170	8,553	10,109
Others	1,381	1,246	1,696
	$47,300	$53,505	$60,202
Note : Americas_Others includes in North and South America, excluding the United States.

Schedule of Major customer information
Major customer information of the Group (exceed 10% of revenue) for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Years ended December 31,
	2022	2023	2024
	Revenue	Revenue	Revenue
Client A	$5,195	$4,416	$3,111
Note: Client A does not exceed 10% of revenue for the years ended December 31, 2023 and 2024.